Fair Value Measurements (Details) (Recurring basis, USD $)	9 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Fair value measurements
Transfers between levels	$ 0	$ 0
Oil and natural gas derivative financial instruments | Level 3
Fair value measurements
Derivative financial instrument - Liabilities	44,275,363
Total	44,275,363
Oil and natural gas derivative financial instruments | Total
Fair value measurements
Derivative financial instrument - Liabilities	44,275,363
Total	$ 44,275,363